Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) Unit	Dec. 31, 2024 USD ($) Unit	Dec. 31, 2023 CNY (¥) Unit	Dec. 31, 2022 CNY (¥)
Amortization Of Intangible Assets Disclosure [Abstract]
Number of reporting units the company	3	3	3
Amortization expense of intangible assets	¥ 295	$ 40	¥ 403	¥ 467